BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock iShares® Alternative Strategies V.I. Fund
BlackRock iShares® Dynamic Allocation V.I. Fund
BlackRock iShares® Dynamic Fixed Income V.I. Fund
BlackRock iShares® Equity Appreciation V.I. Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated December 30, 2015
to the Prospectus of each Fund, dated May 1, 2015

Effective December 31, 2015, the below funds have been added as eligible underlying funds for each Fund, as applicable.

The section in the Prospectus of the BlackRock iShares® Alternative Strategies V.I. Fund entitled “Details About the Fund — Information About the ETFs” is hereby amended to add the following to the table in the subsection entitled “ETFs:”

Fund Name iShares ® Emerging Markets Local Currency Bond ETF

Investment Objective and Principal Investment Strategies

The fund seeks to track the investment results of an index composed of local currency denominated, emerging market sovereign bonds.

The fund seeks to track the investment results of the Barclays Emerging Markets Broad Local Currency Bond Index (the “Underlying Index”), which measures the performance of local currency-denominated sovereign bond markets of emerging market countries. Securities included in the Underlying Index must be issued by countries that satisfy certain eligibility requirements for emerging market countries, and meet separate security-specific requirements.

iShares® MSCI USA Momentum Factor ETF

The fund seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks exhibiting relatively higher price momentum.

The fund seeks to track the investment results of the MSCI USA Momentum Index (the “Underlying Index”), which consists of stocks exhibiting relatively. higher momentum characteristics than the traditional market capitalization- weighted parent index, the MSCI USA Index, which includes U.S. large- and mid-capitalization stocks. A risk-adjusted price momentum, defined as the excess return over the risk-free rate divided by the annualized standard deviation of weekly returns over the past 3-years, is calculated for each security in the parent index over 6- and 12-month time periods. The 6- and 12- month risk-adjusted price momentum calculations are then standardized at +/-3 standard deviations and the standardized z-scores are translated into an average momentum score. Approximately 100-350 securities with the highest momentum scores are selected for inclusion in the Underlying Index. The weight of each Underlying Index constituent is determined by multiplying the security’s momentum score by its free-float market capitalization. The Underlying Index is designed to reflect the performance of an equity momentum strategy by emphasizing stocks with high price momentum, while maintaining reasonably high trading liquidity, investment

Fund Name iShares ® MSCI USA Momentum Factor ETF (continued)

Investment Objective and Principal Investment Strategies

capacity and moderate index turnover. Components primarily include consumer discretionary, consumer staples, healthcare and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

The section in the Prospectus of the BlackRock iShares® Dynamic Allocation V.I. Fund entitled “Details About the Fund — Information About the ETFs” is hereby amended to add the following to the table in the subsection entitled “ETFs:”

Fund Name iShares ® 1-3 Year Treasury Bond ETF

Investment Objective and Principal Investment Strategies

The fund seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years.

The fund seeks to track the investment results of the Barclays U.S. 1-3 Year Treasury Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. As of December 31, 2014, there were 96 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment-grade, and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues such as targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last business day of each month.

iShares® 3-7 Year Treasury Bond ETF

The fund seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years.

The fund seeks to track the investment results of the Barclays U.S. 3-7 Year Treasury Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years. As of December 31, 2014, there were 97 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than seven years and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues such as targeted investor notes, state and local government

Fund Name iShares ® 3-7 Year Treasury Bond ETF (continued)

Investment Objective and Principal Investment Strategies

series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last business day of each month.

iShares® 7-10 Year Treasury Bond ETF

The fund seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years.

The fund seeks to track the investment results of the Barclays U.S. 7-10 Year Treasury Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years. As of December 31, 2014, there were 17 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to seven years and less than ten years and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues such as targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last business day of each month.

iShares® 10+ Year Credit Bond ETF

The fund seeks to track the investment results of an index composed of long-term, investment-grade U.S. corporate bonds and U.S. dollar-denominated bonds, including those of non-U.S. corporations and governments, with remaining maturities greater than ten years.

The fund seeks to track the investment results of the Barclays U.S. Long Credit Index (the “Underlying Index”), which is a broad index designed to measure the performance of long-term, investment grade U.S. corporate bonds and U.S. dollar- denominated bonds, including those of non-U.S. corporations and governments, with remaining maturities greater than ten years. Component securities include publicly-issued debt of U.S. corporations and U.S. dollar denominated, publicly issued debt of non-U.S. corporations, non-U.S. government debt and supranational debt. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include consumer discretionary, consumer staples, energy, financials, industrials, telecommunications and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

Fund Name iShares ® 20+ Year Treasury Bond ETF

Investment Objective and Principal Investment Strategies

The fund seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years.

The fund seeks to track the investment results of the Barclays U.S. 20+ Year Treasury Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years. As of December 31, 2014, there were 29 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to 20 years, are rated investment-grade and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues such as targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last business day of each month.

iShares® Core MSCI Pacific ETF

The fund seeks to track the investment results of an index composed of large-, mid- and small-capitalization Pacific region equities.

The fund seeks to track the investment results of the MSCI Pacific IMI (the “Underlying Index”), a free float adjusted market capitalization-weighted index which consists of stocks from the following five countries or regions: Australia, Hong Kong, Japan, New Zealand and Singapore. The Underlying Index may include large-, mid- or small capitalization companies. Components of the Underlying Index primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares® Core S&P 500 ETF

The fund seeks to track the investment results of an index composed of large-capitalization U.S. equities.

The fund seeks to track the investment results of the S&P 500® (the “Underlying Index”), which measures the performance of the large-capitalization sector of the U.S. equity market. As of March 31, 2015, the Underlying Index included approximately 80% of the market capitalization of all publicly-traded U.S. equity securities. The component stocks are weighted according to the float-adjusted market value of their outstanding shares. The Underlying Index consists of stocks from a broad range of industries. Components primarily include financials, healthcare and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

Fund Name iShares ® Core S&P Mid-Cap ETF

Investment Objective and Principal Investment Strategies

The fund seeks to track the investment results of an index composed of mid-capitalization U.S. equities.

The fund seeks to track the investment results of the S&P MidCap 400® (the “Underlying Index”), which measures the performance of the mid-capitalization sector of the U.S. equity market. As of March 31, 2015, the Underlying Index included approximately 7% of the market capitalization of all U.S. equity securities. The stocks in the Underlying Index have a market capitalization between $1.4 billion and $5.9 billion at time of entry, and which may fluctuate depending on the overall level of the equity markets, and are selected for liquidity and industry group representation. The Underlying Index consists of stocks from a broad range of industries. Components primarily include financials, industrials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

iShares® Core S&P Small-Cap ETF

The fund seeks to track the investment results of an index composed of small-capitalization U.S. equities.

The fund seeks to track the investment results of the S&P SmallCap 600® (the “Underlying Index”), which measures the performance of the small-capitalization sector of the U.S. equity market. As of March 31, 2015, the Underlying Index included approximately 3% of the market capitalization of all U.S. equity securities. The stocks in the Underlying Index have a market capitalization between $400 million and $1.8 billion at time of entry, which may fluctuate depending on the overall level of the equity markets, and are selected for liquidity and industry group representation. The Underlying Index consists of stocks from a broad range of industries. Components primarily include financials, industrials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

iShares® Emerging Markets Local Currency Bond ETF

The fund seeks to track the investment results of an index composed of local currency denominated, emerging market sovereign bonds.

The fund seeks to track the investment results of the Barclays Emerging Markets Broad Local Currency Bond Index (the “Underlying Index”), which measures the performance of local currency-denominated sovereign bond markets of emerging market countries. Securities included in the Underlying Index must be issued by countries that satisfy certain eligibility requirements for emerging market countries, and meet separate security-specific requirements.

Fund Name iShares® Europe ETF

Investment Objective and Principal Investment Strategies

The fund seeks to track the investment results of an index composed of European equities.

The fund seeks to track the investment results of the S&P Europe 350™ (the “Underlying Index”), which measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The market capitalization of constituent companies is adjusted to reflect the available float and, if necessary, any foreign investment restrictions. The stocks in the Underlying Index are chosen for market size, liquidity, industry group representation and geographic diversity. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include consumer staples, financials and healthcare companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

iShares® MSCI USA Momentum Factor ETF

The fund seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks exhibiting relatively higher price momentum.

The fund seeks to track the investment results of the MSCI USA Momentum Index (the “Underlying Index”), which consists of stocks exhibiting relatively higher momentum characteristics than the traditional market capitalization- weighted parent index, the MSCI USA Index, which includes U.S. large- and mid-capitalization stocks. A risk-adjusted price momentum, defined as the excess return over the risk-free rate divided by the annualized standard deviation of weekly returns over the past 3-years, is calculated for each security in the parent index over 6- and 12-month time periods. The 6- and 12- month risk-adjusted price momentum calculations are then standardized at +/-3 standard deviations and the standardized z-scores are translated into an average momentum score. Approximately 100-350 securities with the highest momentum scores are selected for inclusion in the Underlying Index. The weight of each Underlying Index constituent is determined by multiplying the security’s momentum score by its free-float market capitalization. The Underlying Index is designed to reflect the performance of an equity momentum strategy by emphasizing stocks with high price momentum, while maintaining reasonably high trading liquidity, investment capacity and moderate index turnover. Components primarily include consumer discretionary, consumer staples, healthcare and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

The section in the Prospectus of the BlackRock iShares® Dynamic Fixed Income V.I. Fund entitled “Details About the Fund — Information About the ETFs” is hereby amended to add the following to the table in the subsection entitled “ETFs:”

Fund Name iShares® 1-3 Year Treasury Bond ETF

Investment Objective and Principal Investment Strategies

The fund seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between one and three years.

The fund seeks to track the investment results of the Barclays U.S. 1-3 Year Treasury Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. As of December 31, 2014, there were 96 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment-grade, and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues such as targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last business day of each month.

iShares® 3-7 Year Treasury Bond ETF

The fund seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between three and seven years.

The fund seeks to track the investment results of the Barclays U.S. 3-7 Year Treasury Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years. As of December 31, 2014, there were 97 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to three years and less than seven years and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues such as targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last business day of each month.

Fund Name iShares ® 7-10 Year Treasury Bond ETF

Investment Objective and Principal Investment Strategies

The fund seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities between seven and ten years.

The fund seeks to track the investment results of the Barclays U.S. 7-10 Year Treasury Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years. As of December 31, 2014, there were 17 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to seven years and less than ten years and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues such as targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last business day of each month.

iShares® 10+ Year Credit Bond ETF

The fund seeks to track the investment results of an index composed of long-term, investment-grade U.S. corporate bonds and U.S. dollar-denominated bonds, including those of non-U.S. corporations and governments, with remaining maturities greater than ten years.

The fund seeks to track the investment results of the Barclays U.S. Long Credit Index (the “Underlying Index”), which is a broad index designed to measure the performance of long-term, investment grade U.S. corporate bonds and U.S. dollar- denominated bonds, including those of non-U.S. corporations and governments, with remaining maturities greater than ten years. Component securities include publicly-issued debt of U.S. corporations and U.S. dollar denominated, publicly issued debt of non-U.S. corporations, non-U.S. government debt and supranational debt. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include consumer discretionary, consumer staples, energy, financials, industrials, telecommunications and utilities companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

Fund Name iShares® 20+ Year Treasury Bond ETF

Investment Objective and Principal Investment Strategies

The fund seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years.

The fund seeks to track the investment results of the Barclays U.S. 20+ Year Treasury Bond Index (the “Underlying Index”), which measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years. As of December 31, 2014, there were 29 issues in the Underlying Index.

The Underlying Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to 20 years, are rated investment-grade and have $250 million or more of outstanding face value. In addition, the securities in the Underlying Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Underlying Index are certain special issues such as targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds. The Underlying Index is market capitalization-weighted and the securities in the Underlying Index are updated on the last business day of each month.

The section in the Prospectus of the BlackRock iShares® Equity Appreciation V.I. Fund entitled “Details About the Fund — Information About the ETFs” is hereby amended to add the following to the table in the subsection entitled “ETFs:”

Fund Name iShares® Core MSCI Pacific ETF

Investment Objective and Principal Investment Strategies

The fund seeks to track the investment results of an index composed of large-, mid- and small-capitalization Pacific region equities.

The fund seeks to track the investment results of the MSCI Pacific IMI (the “Underlying Index”), a free float adjusted market capitalization-weighted index which consists of stocks from the following five countries or regions: Australia, Hong Kong, Japan, New Zealand and Singapore. The Underlying Index may include large-, mid- or small capitalization companies. Components of the Underlying Index primarily include consumer discretionary, financials and industrials companies. The components of the Underlying Index, and the degree to which these components represent certain industries, are likely to change over time.

iShares® Core S&P 500 ETF

The fund seeks to track the investment results of an index composed of large-capitalization U.S. equities.

The fund seeks to track the investment results of the S&P 500® (the “Underlying Index”), which measures the performance of the large-capitalization sector of the U.S. equity market. As of March 31, 2015, the Underlying Index included approximately 80% of the market capitalization of all publicly-traded U.S. equity securities. The component stocks

Fund Name iShares® Core S&P 500 ETF (continued)

Investment Objective and Principal Investment Strategies

are weighted according to the float-adjusted market value of their outstanding shares. The Underlying Index consists of stocks from a broad range of industries. Components primarily include financials, healthcare and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

iShares® Core S&P Mid-Cap ETF

The fund seeks to track the investment results of an index composed of mid-capitalization U.S. equities.

The fund seeks to track the investment results of the S&P MidCap 400® (the “Underlying Index”), which measures the performance of the mid-capitalization sector of the U.S. equity market. As of March 31, 2015, the Underlying Index included approximately 7% of the market capitalization of all U.S. equity securities. The stocks in the Underlying Index have a market capitalization between $1.4 billion and $5.9 billion at time of entry, and which may fluctuate depending on the overall level of the equity markets, and are selected for liquidity and industry group representation. The Underlying Index consists of stocks from a broad range of industries. Components primarily include financials, industrials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

iShares® Core S&P Small-Cap ETF

The fund seeks to track the investment results of an index composed of small-capitalization U.S. equities.

The fund seeks to track the investment results of the S&P SmallCap 600® (the “Underlying Index”), which measures the performance of the small-capitalization sector of the U.S. equity market. As of March 31, 2015, the Underlying Index included approximately 3% of the market capitalization of all U.S. equity securities. The stocks in the Underlying Index have a market capitalization between $400 million and $1.8 billion at time of entry, which may fluctuate depending on the overall level of the equity markets, and are selected for liquidity and industry group representation. The Underlying Index consists of stocks from a broad range of industries. Components primarily include financials, industrials and information technology companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

Fund Name iShares® Europe ETF

Investment Objective and Principal Investment Strategies

The fund seeks to track the investment results of an index composed of European equities.

The fund seeks to track the investment results of the S&P Europe 350™ (the “Underlying Index”), which measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The market capitalization of constituent companies is adjusted to reflect the available float and, if necessary, any foreign investment restrictions. The stocks in the Underlying Index are chosen for market size, liquidity, industry group representation and geographic diversity. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include consumer staples, financials and healthcare companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

Effective January 1, 2016, the portfolio management for the Funds will change and the following changes are made to the Funds’ Prospectuses:

The section of each Fund’s Prospectus captioned “Fund Overview — Key Facts about BlackRock iShares® Alternative Strategies V.I. Fund — Portfolio Managers,” “Fund Overview — Key Facts about BlackRock iShares® Dynamic Allocation V.I. Fund — Portfolio Managers,” “Fund Overview — Key Facts about BlackRock iShares® Dynamic Fixed Income V.I. Fund — Portfolio Managers” and “Fund Overview — Key Facts about BlackRock iShares® Equity Appreciation V.I. Fund — Portfolio Managers,” are each deleted in their entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Delbert Stafford, CFA	2014	Managing Director of BlackRock, Inc.
Amy Whitelaw	2014	Managing Director of BlackRock, Inc.
Vishal Karir, CFA	2016	Director of BlackRock, Inc.

The section in each Fund’s Prospectus captioned “Details About the Fund — How the Fund Invests —About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND

The Fund is managed by a team of financial professionals. Delbert Stafford, CFA, Amy Whitelaw and Vishal Karir, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section in each Fund’s Prospectus captioned “Management of the Funds — Portfolio Manager Information — BlackRock iShares® Alternative Strategies V.I. Fund, BlackRock iShares® Dynamic Allocation V.I. Fund, BlackRock iShares® Dynamic Fixed Income V.I. Fund and BlackRock iShares® Equity Appreciation V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock iShares® Alternative Strategies V.I. Fund, BlackRock iShares® Dynamic Allocation V.I. Fund, BlackRock iShares® Dynamic Fixed Income V.I. Fund and BlackRock iShares® Equity Appreciation V.I. Fund

Each Fund is managed by Delbert Stafford, CFA, Amy Whitelaw and Vishal Karir, CFA, who are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Delbert Stafford,	Jointly and primarily responsible for	2014	Managing Director of BlackRock, Inc.;
CFA	the day-to-day management of the		global head of the Multi-Asset Portfolio &
	Fund’s portfolio, including setting		Investment Consulting team within BlackRock’s
	the Fund’s overall investment		Multi-Asset Strategies Group.
strategy and overseeing the
management of the Fund.
Amy Whitelaw	Jointly and primarily responsible for	2014	Managing Director of BlackRock, Inc. since
	the day-to-day management of the		2013; Director of BlackRock, Inc. from 2009 to
	Fund’s portfolio, including setting		2012; Principal of Barclays Global Investors
	the Fund’s overall investment		(“BGI”) from 2000 to 2009.
strategy and overseeing the
management of the Fund.
Vishal Karir, CFA	Jointly and primarily responsible for	2016	Director of BlackRock, Inc. since 2016; Vice
	the day-to-day management of the		President of BlackRock, Inc. from 2010 to 2015.
Fund’s portfolio, including setting
the Fund’s overall investment
strategy and overseeing the
management of the Fund.

Shareholders should retain this Supplement for future reference.

PRO-VAR-IS-1215SUP